Long-term loan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Proceeds from Issuance of Long-term Debt	¥ 150,000	$ 21,623
Shanghai Pudong Development Bank Co Ltd
Proceeds from Issuance of Long-term Debt	¥ 150,000